UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Cedar Rock Capital Limited

Address:  110 Wigmore Street
          London W1U 3RW
          United Kingdom

13F File Number: 028-11077

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joy-Isabelle Besse
Title:  Director
Phone:  0207-534-6002


Signature, Place and Date of Signing:


/s/ Joy-Isabelle Besse        London, United Kingdom         November 1, 2010
------------------------     ------------------------       -------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   8

Form 13F Information Table Value Total:  $1,346,704
                                         (thousands)


List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                  COLUMN  2  COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7         COLUMN 8
------------------------- --------- ---------  --------  --------------------   ---------- --------  ----------------------
                           TITLE OF             VALUE     SHRS OR    SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER              CLASS     CUSIP    (X$1000)   PRN AMT    PRN CALL   DISCRETION MANAGERS    SOLE    SHARED  NONE
------------------------- --------- ---------  --------  ---------   --- ----   ---------- --------  --------- ------  ----
CHOICE HOTELS INTL INC       COM    169905106    3,410      93,535    SH          SOLE      NONE        93,535
CLOROX CO DEL                COM    189054109  196,618   2,945,147    SH          SOLE      NONE     2,945,147
DOMINOS PIZZA INC            COM    25754A201   74,500   5,635,363    SH          SOLE      NONE     5,635,363
DR PEPPER SNAPPLE GROUP INC  COM    26138E109  408,721  11,506,786    SH          SOLE      NONE    11,506,786
KIMBERLY CLARK CORP          COM    494368103  146,519   2,252,373    SH          SOLE      NONE     2,252,373
LEE ENTERPRISES INC          COM    523768109    9,614   3,587,257    SH          SOLE      NONE     3,587,257
PHILIP MORRIS INTL INC       COM    718172109  191,757   3,423,007    SH          SOLE      NONE     3,423,007
PROCTER & GAMBLE CO          COM    742718109  315,566   5,262,062    SH          SOLE      NONE     5,262,062







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